Subsequent Events Subsequent Events (Details) (USD $) Share data in Millions, unless otherwise specified				1 Months Ended		0 Months Ended	3 Months Ended						1 Months Ended
	Jun. 30, 2014 2024 Senior Notes [Member]	Jun. 30, 2014 2023 Senior Notes [Member]	Dec. 31, 2013 2023 Senior Notes [Member]	May 31, 2014 2013 Liquefaction Credit Facilities [Member]	Nov. 30, 2013 2013 Liquefaction Credit Facilities [Member]	Feb. 01, 2013 Subsequent Event [Member]	Jun. 30, 2014 Subsequent Event [Member] item	Feb. 01, 2013 Subsequent Event [Member]	Jan. 31, 2013 Subsequent Event [Member]	May 31, 2014 Subsequent Event [Member] 2024 Senior Notes [Member]	May 31, 2014 Subsequent Event [Member] 2023 Additional Senior Notes [Member]	May 31, 2014 Subsequent Event [Member] 2023 Senior Notes [Member]	May 31, 2014 Subsequent Event [Member] 2013 Liquefaction Credit Facilities [Member]
Subsequent Event [Line Items]
Loss Contingency, New Claims Filed, Number							4
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized								35	10
Share-based Compensation Arrangement by Share-based Payment Award, Number of Additional Shares Authorized						25
Debt Instrument, Face Amount	$ 2,000,000,000	$ 1,500,000,000	$ 1,000,000,000							$ 2,000,000,000	$ 500,000,000	$ 1,500,000,000
Debt Instrument, Interest Rate, Stated Percentage	5.75%	5.625%	5.625%							5.75%	5.625%
Line of Credit Facility, Decrease				$ 2,100,000,000	$ 885,000,000								$ 2,100,000,000